Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Real Estate Securities

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with CBRE Clarion Securities LLC (“Clarion”) with respect to Transamerica Global Real Estate Securities (the “fund”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the fund. BlackRock International Limited (“BlackRock International”) and BlackRock (Singapore) Limited (“BlackRock Singapore”) will serve as sub-sub-advisers to the fund under BlackRock Investment Management. An information statement will be made available to fund shareholders which will provide certain information about the BlackRock Sub-Advisers and the terms of the new sub-advisory agreement with BlackRock Investment Management.

In connection with the change in sub-adviser: (i) the fund’s principal investment objective, principal investment strategies and principal risks will change; (ii) the fund will have lower management fee and sub-advisory fee schedules; and (iii) the fund will have a new primary benchmark. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

* * *

Effective on or about November 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the fund:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to maximize total return.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I2
Management fees[1]	0.77%
Distribution and service (12b-1) fees	None
Other expenses	0.77%

Total annual fund operating expenses[2]	1.54%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.
[2]
Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

1 year	3 years	5 years	10 years
$157	$486	$839	$1,835

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Under normal conditions, the fund’s sub-adviser, BlackRock Investment Management, LLC, and the fund’s sub-sub-advisers, BlackRock International Limited and BlackRock Singapore Limited (collectively, the “sub-adviser”), will invest at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. Under normal market conditions, the fund invests at least 40% of its net assets (or, if conditions are not favorable, at least 30% of its net assets) in non-U.S. issuers directly or through depositary receipts. The fund’s portfolio normally will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The fund may invest in emerging markets. The fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The sub-adviser may engage in frequent and active trading of fund investments to achieve the fund’s investment objective. The fund does not directly invest in real estate.

The sub-adviser may, when consistent with the fund’s investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The fund may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The fund may also use derivatives for leverage.

The fund concentrates its investments in securities of issuers in the real estate industry.

This fund is non-diversified.

PRINCIPAL RISKS:

The fund will no longer be subject to the following principal risks: Fixed Income Securities; and Prepayment or Call. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives may have a leveraging effect, increase fund volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds — More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule, or a different rule, takes effect, it could limit the ability of the fund to invest in derivatives.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Leveraging - The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations or meet segregation requirements.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of securities for an extended period (for example, several weeks or even longer).

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE:

The fund’s new primary benchmark will be the S&P Developed Property Net Total Return Index.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class I2				11/15/2005
Return before taxes	10.60%	5.37%	3.43%
Return after taxes on distributions	9.25%	4.07%	1.96%
Return after taxes on distributions and sale of fund shares	6.11%	3.58%	1.99%
S&P Developed Property Net Total Return Index (reflects no deduction in fees, expenses or taxes)[1]	12.18%	7.05%	3.68%
S&P Developed Property Index (reflects no deduction in fees, expenses or taxes)	13.23%	7.97%	4.59%

[1]
Effective November 1, 2018, the S&P Developed Property Net Total Return Index became the fund’s benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s benchmark was the S&P Developed Property Index.

* * *

Investors Should Retain this Supplement for Future Reference

August 24, 2018

Transamerica Global Real Estate Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Global Real Estate Securities

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with CBRE Clarion Securities LLC (“Clarion”) with respect to Transamerica Global Real Estate Securities (the “fund”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the fund. BlackRock International Limited (“BlackRock International”) and BlackRock (Singapore) Limited (“BlackRock Singapore”) will serve as sub-sub-advisers to the fund under BlackRock Investment Management. An information statement will be made available to fund shareholders which will provide certain information about the BlackRock Sub-Advisers and the terms of the new sub-advisory agreement with BlackRock Investment Management.

In connection with the change in sub-adviser: (i) the fund’s principal investment objective, principal investment strategies and principal risks will change; (ii) the fund will have lower management fee and sub-advisory fee schedules; and (iii) the fund will have a new primary benchmark. These changes are described below.

TAM will continue to serve as the fund’s investment manager.

* * *

Effective on or about November 1, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the fund:

INVESTMENT OBJECTIVE:

The fund’s investment objective will be as follows:

Seeks to maximize total return.

OPERATING EXPENSES:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I2
Management fees[1]	0.77%
Distribution and service (12b-1) fees	None
Other expenses	0.77%

Total annual fund operating expenses[2]	1.54%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2018.
[2]
Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The “Example” table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

1 year	3 years	5 years	10 years
$157	$486	$839	$1,835

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Under normal conditions, the fund’s sub-adviser, BlackRock Investment Management, LLC, and the fund’s sub-sub-advisers, BlackRock International Limited and BlackRock Singapore Limited (collectively, the “sub-adviser”), will invest at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. Under normal market conditions, the fund invests at least 40% of its net assets (or, if conditions are not favorable, at least 30% of its net assets) in non-U.S. issuers directly or through depositary receipts. The fund’s portfolio normally will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The fund may invest in emerging markets. The fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The sub-adviser may engage in frequent and active trading of fund investments to achieve the fund’s investment objective. The fund does not directly invest in real estate.

The sub-adviser may, when consistent with the fund’s investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The fund may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The fund may also use derivatives for leverage.

The fund concentrates its investments in securities of issuers in the real estate industry.

This fund is non-diversified.

PRINCIPAL RISKS:

The fund will no longer be subject to the following principal risks: Fixed Income Securities; and Prepayment or Call. These risks will be removed from the “Principal Risks” section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives may have a leveraging effect, increase fund volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds — More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule, or a different rule, takes effect, it could limit the ability of the fund to invest in derivatives.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Leveraging - The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets. The fund also may have to sell assets at inopportune times to satisfy its obligations or meet segregation requirements.

Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of securities for an extended period (for example, several weeks or even longer).

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE:

The fund’s new primary benchmark will be the S&P Developed Property Net Total Return Index.

The “Average Annual Total Returns” table included in the “Performance” section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December 31, 2017)
	1 Year	5 Years	10 Years	Inception Date
Class I2				11/15/2005
Return before taxes	10.60%	5.37%	3.43%
Return after taxes on distributions	9.25%	4.07%	1.96%
Return after taxes on distributions and sale of fund shares	6.11%	3.58%	1.99%
S&P Developed Property Net Total Return Index (reflects no deduction in fees, expenses or taxes)[1]	12.18%	7.05%	3.68%
S&P Developed Property Index (reflects no deduction in fees, expenses or taxes)	13.23%	7.97%	4.59%

[1]
Effective November 1, 2018, the S&P Developed Property Net Total Return Index became the fund’s benchmark in order to make more meaningful comparisons of the fund’s performance relative to the investment strategies it employs. Prior to that date, the fund’s benchmark was the S&P Developed Property Index.

* * *

Investors Should Retain this Supplement for Future Reference

August 24, 2018